Private Placement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Private Placement [Line Items]
Exercise price per share	$ 1		$ 1
Aggregate amount (in Dollars)		$ 13,081,250
Private Placement Warrants [Member]
Private Placement [Line Items]
Aggregate amount (in Dollars)			$ 8,250,000
Private Placement Warrants [Member]
Private Placement [Line Items]
Private placement warrant shares (in Shares)	8,250,000		8,250,000
Exercise price per share	$ 1		$ 1
Aggregate amount (in Dollars)	$ 8,250,000
Class A Common Stock [Member]
Private Placement [Line Items]
Exercise price per share	$ 11.5		$ 11.5